Note 9 - Retirement Plans (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 34,000
Defined Benefit Plan, Contributions by Employer	$ 8,500